Offerings	Jan. 20, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	There are being registered hereunder such indeterminate number of securities of each identified class as may from time to time be issued at unspecified prices, including securities that may be issued upon exercise, conversion or exchange. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The aggregate maximum offering price of all securities offered pursuant to this registration statement will not exceed $500,000,000. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.The proposed maximum aggregate offering price per class of security will be determined from time to time by Sidus Space, Inc. (the “Registrant”) in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.F. of Form S-3 under the Securities Act.Calculated pursuant to Rule 457(o) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value
Amount Registered | shares	2,348,690
Proposed Maximum Offering Price per Unit | $ / shares	3.61
Maximum Aggregate Offering Price	$ 8,478,770.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,170.92
Offering Note	Calculated pursuant to Rule 457(o) under the Securities Act.Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act by averaging the high and low sales prices the Registrant’s Class A common stock, par value $0.0001 per share (“Common Stock”), as reported on The Nasdaq Capital Market on January 16, 2026, which date is within five business days prior to the filing of this Registration Statement.Represents the resale of 2,348,690 shares of Common Stock issuable upon the exercise of options. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional shares of Common Stock of the Registrant as may from time to time become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of outstanding shares of Common Stock.